INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Reclamation provision	$ 11,638,157	$ 6,962,911	$ 4,369,486	$ 4,369,486
Inventory	9,102,257	5,804,012	3,332,539
Exploration and evaluation assets	43,337,870	30,791,736	29,896,658	29,896,658
Plant, equipment and mining properties	31,951,605	27,738,747	18,593,232	$ 18,593,232
Net deferred income tax liabilities	(4,548,000)	(4,688,315)	(3,535,344)
Deferred income tax assets and liabilities [Member]
Disclosure of other provisions [line items]
Reclamation provision	594,158	502,586	566,004
Non-capital losses	3,196,459
Other deductible temporary differences	1,096,977	2,328,101	757,087
Inventory	(229,615)	(100,669)	(132,901)
Exploration and evaluation assets	(6,463,733)	(4,265,292)	(2,519,341)
Plant, equipment and mining properties	(2,742,246)	(3,153,041)	(2,206,193)
Net deferred income tax liabilities	$ (4,548,000)	$ (4,688,315)	$ (3,535,344)